FINANCIAL INSTITUTIONS PAYABLE (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands		1 Months Ended					3 Months Ended	6 Months Ended				12 Months Ended
		Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 SEK (kr)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 SEK (kr)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]															$ 24,509	$ 22,588
Line of credit facility, outstanding debts																14,376	3,181
Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]															7,500	7,500
Line of credit facility, outstanding debts																1,987	0
Factoring agreement [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]															421	363
Line of credit facility, outstanding debts																131	201
SWEDEN | Factoring agreement [Member]
Debt Instrument [Line Items]
Loan, face amount															kr 4,000	$ 421
Loan, interest rate								5.00%							5.00%	5.00%
Collateral description								The factoring agreement is secured by accounts receivable of the Swedish subsidiary.	The factoring agreement is secured by accounts receivable of the Swedish subsidiary.	The factoring agreement is secured by accounts receivable of the Swedish subsidiary.
Debt amount outstanding									kr 1,244	$ 131			kr 2,212	$ 201
Primary Bank [Member] | UNITED STATES
Debt Instrument [Line Items]
Credit facility term						3 years
Line of credit, maximum availability of all kind of loans						$ 7,500
Line of credit facility, outstanding debts																$ 1,987	0
Credit facility, remaining borrowing capacity																$ 5,513	$ 7,500
Credit facility, limitation						(i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%. The company is required to maintain a fixed charge ratio of 1.00.
Credit facility, interest rate description						SOFR plus 2.65%
Annual interest charge						$ 60
Commercial Bank [Member] | Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Loan, interest rate								4.25%				5.25%			4.25%	4.25%	5.25%
Repurchase of loan, face amount							€ 1,500	€ 500			€ 1,500					$ 586		$ 1,758
Percentage of debt instrument							5.25%	4.25%	4.25%	4.25%
Debt amount outstanding								€ 502		$ 588		€ 1,000		1,041
Commercial Bank [Member] | Factoring agreement [Member]
Debt Instrument [Line Items]
Accounts receivable related to invoices issued to customer										13,654	€ 11,650
Percentage of fee for every factored invoice											1.50%
Percentage of additional interest rate above Eurobir											3.00%
Debt amount outstanding								8,955		$ 10,499		1,863		$ 1,939
Commercial Bank [Member] | Maximum [Member] | Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Loan, face amount								1,500								1,758
Commercial Bank [Member] | Spain [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding								1,000				€ 0				1,172	$ 0
Loan, face amount								€ 1,000								$ 1,172
Commercial Bank 1 [Member] | Non-recourse factoring agreement [Member]
Debt Instrument [Line Items]
Accounts receivable related to invoices issued to customer		€ 4,000	$ 4,689	€ 3,000	$ 3,517
Percentage of maximum amount not exceed								75.00%	75.00%	75.00%
Percentage of fee for every factored invoice								0.20%	0.20%	0.20%
Percentage of additional interest rate above Eurobir								0.60%	0.60%	0.60%
Percentage of factored invoice interest rate								2.58%	2.58%	2.58%

[1]	Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.